Cover	Dec. 12, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 12, 2022
Entity File Number	001-41184
Entity Registrant Name	ZYVERSA THERAPEUTICS, INC.
Entity Central Index Key	0001859007
Entity Tax Identification Number	86-2685744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 N. Commerce Parkway
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Weston
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33326
City Area Code	(754)
Local Phone Number	231-1688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZVSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Larkspur Health Acquisition Corp.
Entity Address, Address Line Two	100 Somerset Corporate Blvd.
Entity Address, Address Line Three	2nd Floor
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807